CASH AND CASH EQUIVALENTS AND RESTRICTED CASH (Details Narrative) - 12 months ended Dec. 31, 2022 $ in Thousands	USD ($)	CAD ($)
Amounts Receivable and Prepaid Expenses
Nominal income	$ 10
Surety bond		$ 2,000